Document and Entity Information	0 Months Ended
Apr. 08, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 8, 2013
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Apr 8, 2013
Document Effective Date	Apr 8, 2013
Prospectus Date	Aug 29, 2012
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | A
Risk/Return:
Trading Symbol	POPAX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | B
Risk/Return:
Trading Symbol	POOBX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | C
Risk/Return:
Trading Symbol	POPCX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | R
Risk/Return:
Trading Symbol	AOORX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | P
Risk/Return:
Trading Symbol	AOCPX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Administrative
Risk/Return:
Trading Symbol	POADX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | D
Risk/Return:
Trading Symbol	APPDX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Institutional
Risk/Return:
Trading Symbol	POFIX

AllianzGI Opportunity Fund | AllianzGI Opportunity Fund
AllianzGI Opportunity Fund
Disclosure Relating to AllianzGI Opportunity Fund

Within the Fund Summary relating to AllianzGI Opportunity Fund (the “Fund”) in the Prospectus, the subsection entitled “Principal Investment Strategy” is hereby restated in its entirety as follows:

The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of small-cap companies with market capitalizations comparable to those of companies included in the Russell 2000 Index (between $33 million to $5.3 billion as of January 31, 2013). The portfolio managers apply a systematic approach to individual stock selection and portfolio optimization. The portfolio managers utilize a quantitative process to focus on stocks of companies that exhibit positive change, sustainability, and timely market recognition. The investment process begins by assigning each of the approximately 2,000 stocks that the portfolio managers consider to constitute the U.S. small-cap universe a score from the team’s “alpha” model, which seeks to rank issuers on their potential to generate returns in excess of broader market movements. Quantitative factors in the “alpha” model are grouped into three broad categories: positive change, sustainability and timeliness. The portfolio managers then use a risk model and optimization program to create a portfolio that balances alpha (the stocks with the strongest alpha scores) and risk expectations. The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, if the Fund’s investment in an industry becomes significantly overweight relative to its benchmark, or when a more attractive investment candidate is available. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Average Annual Total Returns (for periods ended 12/31/11)
Effective April 8, 2013, the Russell 2000 Index will become the performance benchmark for the Fund. The Fund’s performance table will be revised to add the following:
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
AllianzGI Opportunity Fund Russell 2000 Index	[1]	(4.18%)	0.15%	5.62%	9.02%	Feb 24, 1984
[1]	The Russell 2000 Index replaced the Russell 2000 Growth Index as the Fund's primary benchmark as of April 8, 2013 to reflect certain changes to the Fund's investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock
Disclosure Relating to AllianzGI Opportunity Fund

Within the Fund Summary relating to AllianzGI Opportunity Fund (the “Fund”) in the Prospectus, the subsection entitled “Principal Investment Strategy” is hereby restated in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Opportunity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of small-cap companies with market capitalizations comparable to those of companies included in the Russell 2000 Index (between $33 million to $5.3 billion as of January 31, 2013). The portfolio managers apply a systematic approach to individual stock selection and portfolio optimization. The portfolio managers utilize a quantitative process to focus on stocks of companies that exhibit positive change, sustainability, and timely market recognition. The investment process begins by assigning each of the approximately 2,000 stocks that the portfolio managers consider to constitute the U.S. small-cap universe a score from the team’s “alpha” model, which seeks to rank issuers on their potential to generate returns in excess of broader market movements. Quantitative factors in the “alpha” model are grouped into three broad categories: positive change, sustainability and timeliness. The portfolio managers then use a risk model and optimization program to create a portfolio that balances alpha (the stocks with the strongest alpha scores) and risk expectations. The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, if the Fund’s investment in an industry becomes significantly overweight relative to its benchmark, or when a more attractive investment candidate is available. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Russell 2000 Index replaced the Russell 2000 Growth Index as the Fund's primary benchmark as of April 8, 2013 to reflect certain changes to the Fund's investment strategy.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Effective April 8, 2013, the Russell 2000 Index will become the performance benchmark for the Fund. The Fund’s performance table will be revised to add the following:
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.02%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984	[1]

[1]	The Russell 2000 Index replaced the Russell 2000 Growth Index as the Fund's primary benchmark as of April 8, 2013 to reflect certain changes to the Fund's investment strategy.

AllianzGI Opportunity Fund | AllianzGI Opportunity Fund
AllianzGI Opportunity Fund
Disclosure Relating to AllianzGI Opportunity Fund

Within the Fund Summary relating to AllianzGI Opportunity Fund (the “Fund”) in the Prospectus, the subsection entitled “Principal Investment Strategy” is hereby restated in its entirety as follows:

The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of small-cap companies with market capitalizations comparable to those of companies included in the Russell 2000 Index (between $33 million to $5.3 billion as of January 31, 2013). The portfolio managers apply a systematic approach to individual stock selection and portfolio optimization. The portfolio managers utilize a quantitative process to focus on stocks of companies that exhibit positive change, sustainability, and timely market recognition. The investment process begins by assigning each of the approximately 2,000 stocks that the portfolio managers consider to constitute the U.S. small-cap universe a score from the team’s “alpha” model, which seeks to rank issuers on their potential to generate returns in excess of broader market movements. Quantitative factors in the “alpha” model are grouped into three broad categories: positive change, sustainability and timeliness. The portfolio managers then use a risk model and optimization program to create a portfolio that balances alpha (the stocks with the strongest alpha scores) and risk expectations. The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, if the Fund’s investment in an industry becomes significantly overweight relative to its benchmark, or when a more attractive investment candidate is available. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Average Annual Total Returns (for periods ended 12/31/11)
Effective April 8, 2013, the Russell 2000 Index will become the performance benchmark for the Fund. The Fund’s performance table will be revised to add the following:
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
AllianzGI Opportunity Fund Russell 2000 Index	[1]	(4.18%)	0.15%	5.62%	9.02%	Feb 24, 1984
[1]	The Russell 2000 Index replaced the Russell 2000 Growth Index as the Fund's primary benchmark as of April 8, 2013 to reflect certain changes to the Fund's investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock
Disclosure Relating to AllianzGI Opportunity Fund

Within the Fund Summary relating to AllianzGI Opportunity Fund (the “Fund”) in the Prospectus, the subsection entitled “Principal Investment Strategy” is hereby restated in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Opportunity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of small-cap companies with market capitalizations comparable to those of companies included in the Russell 2000 Index (between $33 million to $5.3 billion as of January 31, 2013). The portfolio managers apply a systematic approach to individual stock selection and portfolio optimization. The portfolio managers utilize a quantitative process to focus on stocks of companies that exhibit positive change, sustainability, and timely market recognition. The investment process begins by assigning each of the approximately 2,000 stocks that the portfolio managers consider to constitute the U.S. small-cap universe a score from the team’s “alpha” model, which seeks to rank issuers on their potential to generate returns in excess of broader market movements. Quantitative factors in the “alpha” model are grouped into three broad categories: positive change, sustainability and timeliness. The portfolio managers then use a risk model and optimization program to create a portfolio that balances alpha (the stocks with the strongest alpha scores) and risk expectations. The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, if the Fund’s investment in an industry becomes significantly overweight relative to its benchmark, or when a more attractive investment candidate is available. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Russell 2000 Index replaced the Russell 2000 Growth Index as the Fund's primary benchmark as of April 8, 2013 to reflect certain changes to the Fund's investment strategy.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Effective April 8, 2013, the Russell 2000 Index will become the performance benchmark for the Fund. The Fund’s performance table will be revised to add the following:
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.02%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1984	[1]

[1]	The Russell 2000 Index replaced the Russell 2000 Growth Index as the Fund's primary benchmark as of April 8, 2013 to reflect certain changes to the Fund's investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2012